CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of composition of share capital
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares no par value
Ordinary shares	900,000,000	86,780,082	900,000,000	83,754,006

Schedule of share option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate Intrinsic value

Balance as of December 31, 2021	14,160,792	$8.38	7.67	$159,366
Granted	1,201,247	$13.35
Forfeited	(1,425,431)	$12.87
Exercised	(1,524,411)	$3.31		$12,217
Balance as of December 31, 2022	12,412,197	$8.96	6.93	49,209

Exercisable options at end of year	7,446,960	$6.30	5.95	$43,957

Schedule of share-based payment arrangement, restricted stock
	Number of RSUs	Weighted- Average Grant Date Fair Value Per Share

Balance as of December 31, 2021	2,366,373	$26.22
Granted	6,466,740	$14.24
Forfeited	(1,439,112)	$19.88
Exercised	(834,175)	$22.84
Balance as of December 31, 2022	6,559,826	$16.23

Schedule of share-based compensation expense by award type
	Year ended December 31
	2022	2021	2020
Share options	$20,167	$21,359	$14,017
RSUs	27,001	4,842	-
ESPP	2,936	1,131	-
	$50,104	$27,332	$14,017

Schedule of share-based compensation expense
	Year ended December 31
	2022	2021	2020
Cost of revenues	$3,896	$1,804	$201
Research and development	7,285	3,863	1,596
Sales and marketing	19,126	8,205	1,105
General and administrative	19,797	13,460	11,115
	$50,104	$27,332	$14,017

Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of black-Scholes assumptions used to value employee options
	Year ended December 31,
	2022	2021	2020

Expected volatility	60%	60%	60%
Expected dividend yield	-	-	-
Expected term (in years)	5.5-6.98	5-6.55	6.08
Risk free interest	1.98%-3.88%	0.49%-1.06%	0.28%-1.45%

Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of black-Scholes assumptions used to value employee options
	Year ended December 31,	Year ended December 31,
	2022	2021

Expected volatility	77%-91.9%	41%
Expected dividend yield	-	-
Expected term (in years)	0.5	0.57
Risk free interest	0.46%-2.85%	0.06%